SUPPLEMENT DATED FEBRUARY 28, 2011
TO

PROSPECTUS DATED APRIL 30, 2010
FOR SUN LIFE FINANCIAL MASTERS ACCESS NY
and
PROSPECTUSES DATED MAY 1, 2007
FOR SUN LIFE FINANCIAL MASTERS REWARD NY
AND SUN LIFE FINANCIAL MASTERS SELECT NY

ISSUED BY SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
SUN LIFE (N.Y.) VARIABLE ACCOUNT C

Effective as of April 30, 2011, the Oppenheimer Main Street Small Cap Fund®/VA will change its name to Oppenheimer Main Street Small- & Mid-Cap Fund®/VA.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

Masters Access, Reward, Select (NY) 2/2011